UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike, Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     President and Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     May 07, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $113,315 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     2115    51256 SH       SOLE                    42601        0     8655
AMERICAN EXPRESS CO            COM              025816109       33      800 SH       OTHER                     800        0        0
AMERIPRISE FINL INC            COM              03076C106        7      160 SH       OTHER                     160        0        0
AMERIPRISE FINL INC            COM              03076C106      290     6399 SH       SOLE                     6288        0      111
ASTRAZENECA PLC                SPONSORED ADR    046353108      224     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103       13      300 SH       OTHER                     300        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      734    16500 SH       SOLE                    14600        0     1900
BANK OF AMERICA CORPORATION    COM              060505104      297    16647 SH       OTHER                    6047        0    10600
BANK OF AMERICA CORPORATION    COM              060505104       22     1250 SH       SOLE                     1250        0        0
BB&T CORP                      COM              054937107      240     7404 SH       OTHER                    3024        0     4380
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6577       54 SH       SOLE                       54        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      190     2333 SH       OTHER                    2333        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    20293   249700 SH       SOLE                   226050        0    23650
EXXON MOBIL CORP               COM              30231G102      274     4095 SH       OTHER                    4095        0        0
HEARTLAND EXPRESS INC          COM              422347104    11235   680885 SH       SOLE                   613383        0    67502
HOME PROPERTIES INC            COM              437306103      206     4400 SH       OTHER                       0        0     4400
MANULIFE FINL CORP             COM              56501R106      322    16364 SH       OTHER                   16364        0        0
MICROSOFT CORP                 COM              594918104      150     5120 SH       SOLE                     5120        0        0
MICROSOFT CORP                 COM              594918104      244     8329 SH       OTHER                    8329        0        0
PHILIP MORRIS INTL INC         COM              718172109      429     8233 SH       OTHER                    7533        0      700
PHILIP MORRIS INTL INC         COM              718172109      160     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    12284   228915 SH       SOLE                   210839        0    18076
SUNTRUST BKS INC               COM              867914103      219     8163 SH       OTHER                    6163        0     2000
SYSCO CORP                     COM              871829107    13820   468486 SH       SOLE                   432266        0    36220
SYSCO CORP                     COM              871829107       10      350 SH       OTHER                       0        0      350
TECH DATA CORP                 COM              878237106    10100   241059 SH       SOLE                   220874        0    20185
TECH DATA CORP                 COM              878237106      123     2934 SH       OTHER                       0        0     2934
TJX COS INC NEW                COM              872540109     1423    33467 SH       OTHER                   33467        0        0
U S G CORP                     COM NEW          903293405       17     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     3934   229250 SH       SOLE                   208405        0    20845
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      373     7000 SH       SOLE                     3751        0     3249
VANGUARD INDEX FDS             STK MRK ETF      922908769    26756   449000 SH       SOLE                   416128        0    32872
WAL MART STORES INC            COM              931142103      134     2411 SH       SOLE                      911        0     1500
WAL MART STORES INC            COM              931142103       67     1212 SH       OTHER                    1212        0        0